12. Income Taxes (Details - Deferred tax assets) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss	$ 104,000	$ 766,000
Provisions and Accrued liabilities	0	29,000
Total deferred tax assets	104,000	795,000
Less valuation allowance	(104,000)	(795,000)
Net deferred tax asset	$ 0	$ 0